Advances for Vessels (Tables)	12 Months Ended
Dec. 31, 2020
Advances For Assets Acquisition And Assets Under Construction
Advances for Vessel Acquisition and Vessels under Construction
Advances for vessels are comprised of the following:

Balance, January 1, 2019	$8,596
Additions for advances, including capitalized expenses and interest	50,423
Transferred to vessel cost (refer to Note 4)	(39,725)
Balance, December 31, 2019	19,294
Additions for advances, including capitalized expenses and interest	49,097
Transferred to vessel cost (refer to Note 4)	(59,265)
Balance, December 31, 2020	$9,126